As filed with the Securities and Exchange Commission on February 28, 2014

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.328	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 329

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Jessica K. Ditullio, Esq. JPMorgan Chase & Co. 460 Polaris Parkway Westerville, OH 43082	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (b).

☐	on pursuant to paragraph (a)(1).

☐	on (date) pursuant to paragraph (a)(2).

If	appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 328 relates to the following fund:

JPMorgan Income Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 28th day of February, 2014.

JPMorgan Trust I

By:	Robert L. Young*
Robert L. Young
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on February 28, 2014.

	Dr. Matthew Goldstein*		Mitchell M. Merin*
	Dr. Matthew Goldstein Trustee		Mitchell M. Merin Trustee

	John F. Finn*		William G. Morton, Jr.*
	John F. Finn Trustee		William G. Morton, Jr. Trustee

	Robert J. Higgins*		Robert A. Oden, Jr.*
	Robert J. Higgins Trustee		Robert A. Oden, Jr. Trustee

	Frankie D. Hughes*		Marian U. Pardo*
	Frankie D. Hughes Trustee		Marian U. Pardo Trustee

	Peter C. Marshall*		Frederick W. Ruebeck*
	Peter C. Marshall Trustee		Frederick W. Ruebeck Trustee

	Mary E. Martinez*		James J. Schonbachler*
	Mary E. Martinez Trustee		James J. Schonbachler Trustee

	Marilyn McCoy*	By:	Robert L. Young*
	Marilyn McCoy Trustee		Robert L. Young President and Principal Executive Officer

By:	Joy C. Dowd*
Joy C. Dowd Treasurer and Principal Financial Officer

By:	/s/ Jessica K. Ditullio
Jessica K. Ditullio Attorney-in-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase